Employee Benefits	12 Months Ended
Oct. 31, 2021
Employee Benefits
Employee Benefits
NOTE 24:

EMPLOYEE BENEFITS
PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS
The Bank sponsors a number of pension and post-retirement benefit plans for current eligible and former employees. Pension arrangements include defined benefit pension plans, defined contribution pension plans and supplementary arrangements that provide pension benefits in excess of statutory limits. The Bank also provides certain post-retirement benefits.
The Bank’s principal defined benefit pension plans, consisting of The Pension Fund Society of The Toronto-Dominion Bank (the “Society”) and the defined benefit portion of the TD Pension Plan (Canada) (the “TDPP DB”), are for eligible Canadian Bank employees who elected to join the Society or the TDPP DB. The Society was closed to new members on January 30, 2009, and the TDPP DB commenced on March 1, 2009. Effective December 31, 2018, the TDPP DB was closed to new employees hired after that date. All new permanent employees hired in Canada on or after January 1, 2019 are eligible to join the defined contribution portion of the TDPP (the “TDPP DC”) after one year of service. Benefits under the principal defined benefit pension plans are determined based upon the period of plan participation and the average salary of the member in the best consecutive five years in the last ten years of combined plan membership. Benefits under the TDPP DC are funded from the balance of the accumulated contributions of the member and the Bank plus the member’s investment earnings. Annual expense for the TDPP DC is equal to the Bank’s contributions to the plan.
Funding for the Bank’s principal defined benefit pension plans is provided by contributions from the Bank and members of the plans through a separate trust. In accordance with legislation, the Bank contributes amounts, as determined on an actuarial basis, to the plans and has the ultimate responsibility for ensuring that the liabilities of the plans are adequately funded over time. Any deficits determined in the funding valuations must generally be funded over a period not exceeding fifteen years. The Bank’s funding policy is to make at least the minimum annual contributions required by legislation. Any contributions in excess of the minimum requirements are discretionary. The principal defined benefit pension plans are registered with OSFI and the Canada Revenue Agency and are subject to the acts and regulations that govern federally regulated pension plans. The 2021, 2020, and 2019 contributions were made in accordance with the actuarial valuation reports for funding purposes as at October 31, 2020, October 31, 2019, and October 31, 2018, respectively. Valuations for funding purposes are being prepared as of October 31, 2021.

Post-retirement defined benefit plans are unfunded and, where offered, generally include health care and dental benefits or an annual discount amount to be used to reduce the cost of coverage. Employees must meet certain age and service requirements to be eligible for post-retirement benefits and are generally required to pay a portion of the cost of the benefits. Effective June 1, 2017, the Bank’s principal post-retirement defined benefit plan, covering eligible Canadian employees, was closed to new employees hired on or after that date.
(a)
INVESTMENT STRATEGY AND ASSET ALLOCATION
The principal defined benefit pension plans are expected to each achieve a rate of return that meets or exceeds the change in value of the plan’s respective liabilities over rolling five-year periods. The investments are managed with the primary objective of providing reasonable rates of return, consistent with available market opportunities, economic conditions, consideration of plan liabilities, prudent portfolio management, and the target risk profiles for the plans.
The asset allocations by asset category for the principal defined benefit pension plans are as follows:

Plan Asset Allocation
(millions of Canadian dollars except as noted)	Society 1						TDPP DB 1
	Target range	% of total	Fair value		Target range	% of total	Fair value
As at October 31, 2021			Quoted	Unquoted			Quoted	Unquoted
Debt	40-70%	56%	$–	$3,877	20-50%	34%	$–	$1,023
Equity	19-45	26	589	1,238	30-60	51	461	1,055
Alternative investments 2	1-30	18	–	1,279	5-40	15	–	431

Other 3	n/a	n/a	–	(532)	n/a	n/a	–	(79)
Total		100%	$589	$5,862		100%	$461	$2,430

As at October 31, 2020
Debt	30-70%	55%	$–	$3,670	25-50%	40%	$–	$940
Equity	24-55	31	685	1,402	30-70	47	344	756
Alternative investments 2	6-35	14	–	899	5-35	13	–	301

Other 3	n/a	n/a	–	(685)	n/a	n/a	–	(72)
Total		100%	$685	$5,286		100%	$344	$1,925

As at October 31, 2019
Debt	40-70%	55%	$–	$3,374	25-50%	34%	$–	$634
Equity	24-42	32	1,002	976	30-70	54	368	639
Alternative investments 2	6-35	13	–	760	5-35	12	–	229

Other 3	n/a	n/a	–	(276)	n/a	n/a	–	111
Total		100%	$1,002	$4,834		100%	$368	$1,613

1	The principal defined benefit pension plans invest in investment vehicles which may hold shares or debt issued by the Bank.
2	The principal defined benefit pension plans’ alternative investments are primarily private equity, infrastructure, and real estate funds.
3
Consists mainly of amounts due to and due from brokers for securities traded but not yet settled, bond repurchase agreements, interest and dividends receivable, and Pension Enhancement Account assets, which are invested at the members’ discretion in certain mutual and pooled funds.

Public debt instruments of the Bank’s principal defined benefit pension plans must meet or exceed a credit rating of BBB- at the time of purchase.
The equity portfolios of the principal defined benefit pension plans are broadly diversified primarily across medium to large capitalization quality companies with no individual holding exceeding 10% of the equity portfolio. Foreign equities are included to further diversify the portfolio.
Derivatives can be utilized by the principal defined benefit pension plans provided they are not used to create financial leverage, unless the financial leverage is for risk management purposes. The principal defined benefit pension plans are permitted to invest in alternative investments, such as private equity, infrastructure equity, and real estate.
(b)
RISK MANAGEMENT PRACTICES
The Bank’s principal defined benefit pension plans are overseen by a single retirement governance structure established by the Human Resources Committee of the Bank’s Board of Directors. The governance structure utilizes retirement governance committees who have responsibility to oversee plan operations and investments, acting in a fiduciary capacity. Strategic, material plan changes require the approval of the Bank’s Board of Directors.
The principal defined benefit pension plans’ investments include financial instruments which are exposed to various risks. These risks include market risk (including foreign currency, interest rate, inflation, price, and credit spread risks), credit risk, and liquidity risk. Key material risks faced by defined benefit plans are a decline in interest rates or credit spreads, which could increase the present value of the projected benefit obligation by more than the change in the value of plan assets, and from longevity risk (that is, lower mortality rates).
Asset-liability matching strategies are employed to focus on obtaining an appropriate balance between earning an adequate return and having changes in liability values hedged by changes in asset values.
The principal defined benefit pension plans manage these financial risks in accordance with the
Pension Benefits Standards Act, 1985
, applicable regulations, as well as the plans’ written investment policies. Specific risk management practices monitored for the principal defined benefit pension plans include performance, credit exposure, and asset mix.

(c)
OTHER SIGNIFICANT PENSION AND POST-RETIREMENT BENEFIT PLANS
Canada Trust (CT) Pension Plan
As a result of the acquisition of CT Financial Services Inc., the Bank sponsors a defined benefit pension plan, which is closed to new members, but for which active members continue to accrue benefits. Funding for the plan is provided by contributions from the Bank and members of the plan.
TD Bank, N.A. Retirement Plans
TD Bank, N.A. and its subsidiaries maintain a defined contribution 401(k) plan covering all employees. Annual expense is equal to the Bank’s contributions to the plan.
TD Bank, N.A. also has frozen defined benefit pension plans covering certain legacy TD Banknorth and TD Auto Finance (legacy Chrysler Financial) employees. TD Bank, N.A. also has closed post-retirement benefit plans, which include limited medical coverage and life insurance benefits, covering certain groups of employees from legacy organizations.
Government Pension Plans
The Bank also makes contributions to government pension plans, including the Canada Pension Plan, Quebec Pension Plan and Social Security under the U.S.
Federal Insurance Contribution Act
.
(d)
DEFINED CONTRIBUTION PLAN EXPENSE
The following table summarizes expenses for the Bank’s defined contribution plans.

Defined Contribution Plan Expenses
(millions of Canadian dollars)	For the years ended
	October 31 2021	October 31 2020	October 31 2019
Defined contribution pension plans 1	$178	$169	$150

Government pension plans 2	355	347	324
Total	$533	$516	$474

1	Includes the TDPP DC and the TD Bank, N.A. defined contribution 401(k) plan.
2	Includes Canada Pension Plan, Quebec Pension Plan, and Social Security under the U.S. Federal Insurance Contributions Act .

(e)
DEFINED BENEFIT PLAN FINANCIAL INFORMATION
The following table presents the financial position of the Bank’s principal pe
nsion and post-retirement defined benefit plans and the Bank’s other material defined benefit pension and post-retirement benefit plans. Other employee defined benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.

Employee Defined Benefit Plans’ Obligations, Assets, Funded Status, and Expense
(millions of Canadian dollars, except as noted)	Principal pension plans			Principal post-retirement benefit plan 1			Other pension and post-retirement benefit plans 2
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$9,668	$8,558	$6,539	$506	$620	$535	$2,967	$2,948	$2,569
Service cost – benefits earned	522	467	326	9	17	14	8	9	9
Interest cost on projected benefit obligation	210	236	240	11	17	20	56	80	106
Remeasurement (gain) loss – financial	(1,460)	617	1,565	(45)	(101)	92	(86)	128	430
Remeasurement (gain) loss – demographic	–	–	–	–	(44)	(26)	5	(80)	2
Remeasurement (gain) loss – experience	137	56	83	(1)	9	–	(1)	9	6
Members’ contributions	107	107	107	–	–	–	–	–	–
Benefits paid	(396)	(373)	(303)	(14)	(12)	(15)	(139)	(144)	(143)
Change in foreign currency exchange rate	–	–	–	–	–	–	(130)	20	(1)

Past service cost (credit) 3	–	–	1	–	–	–	11	(3)	(30)

Projected benefit obligation as at October 31	8,788	9,668	8,558	466	506	620	2,691	2,967	2,948
Wholly or partially funded projected benefit obligation	8,788	9,668	8,558	–	–	–	1,879	2,067	2,073

Unfunded projected benefit obligation	–	–	–	466	506	620	812	900	875

Total projected benefit obligation as at October 31	8,788	9,668	8,558	466	506	620	2,691	2,967	2,948
Change in plan assets
Plan assets at fair value at beginning of year	8,240	7,817	6,643	–	–	–	2,046	1,959	1,733
Interest income on plan assets	186	221	253	–	–	–	37	52	73
Remeasurement gain (loss) – return on plan assets less interest income	740	15	773	–	–	–	106	96	205
Members’ contributions	107	107	107	–	–	–	–	–	–
Employer’s contributions	474	463	352	14	12	15	38	72	96
Benefits paid	(396)	(373)	(303)	(14)	(12)	(15)	(139)	(144)	(143)
Change in foreign currency exchange rate	–	–	–	–	–	–	(118)	18	(1)

Defined benefit administrative expenses	(9)	(10)	(8)	–	–	–	(3)	(7)	(4)

Plan assets at fair value as at October 31	9,342	8,240	7,817	–	–	–	1,967	2,046	1,959
Excess (deficit) of plan assets at fair value over projected benefit obligation	554	(1,428)	(741)	(466)	(506)	(620)	(724)	(921)	(989)

Effect of asset limitation and minimum funding requirement	–	–	–	–	–	–	(12)	(14)	(13)

Net defined benefit asset (liability)	554	(1,428)	(741)	(466)	(506)	(620)	(736)	(935)	(1,002)
Recorded in
Other assets in the Bank’s Consolidated Balance Sheet	554	–	–	–	–	–	79	3	6

Other liabilities in the Bank’s Consolidated Balance Sheet	–	(1,428)	(741)	(466)	(506)	(620)	(815)	(938)	(1,008)

Net defined benefit asset (liability)	554	(1,428)	(741)	(466)	(506)	(620)	(736)	(935)	(1,002)
Annual expense
Net employee benefits expense includes the following:
Service cost – benefits earned	522	467	326	9	17	14	8	9	9
Net interest cost (income) on net defined benefit liability (asset)	24	15	(13)	11	17	20	19	28	33
Past service cost (credit) 3	–	–	1	–	–	–	11	(3)	(30)

Defined benefit administrative expenses	11	10	10	–	–	–	3	5	6
Total	$557	$492	$324	$20	$34	$34	$41	$39	$18
Actuarial assumptions used to determine the annual expense
Weighted-average discount rate for projected benefit obligation	2.85%	3.08%	4.10%	2.76%	3.07%	4.10%	2.74%	3.12%	4.37%
Weighted-average rate of compensation increase	2.53%	2.57%	2.54%	3.00%	3.00%	3.00%	1.03%	1.00%	1.03%
Assumed life expectancy at age 65, in years
Male aged 65	23.4	23.4	23.3	23.4	23.4	23.3	21.5	22.1	22.1
Female aged 65	24.2	24.1	24.1	24.2	24.1	24.1	23.1	23.7	23.7
Male aged 45	24.4	24.3	24.3	24.4	24.3	24.3	22.2	22.7	22.7
Female aged 45	25.1	25.1	25.0	25.1	25.1	25.0	23.9	24.5	24.5
Actuarial assumptions used to determine the projected benefit obligation as at October 31
Weighted-average discount rate for projected benefit obligation	3.50%	2.85%	3.08%	3.43%	2.76%	3.07%	2.99%	2.74%	3.12%
Weighted-average rate of compensation increase	2.46%	2.53%	2.57%	2.80%	3.00%	3.00%	0.98%	1.03%	1.00%
Assumed life expectancy at age 65, in years
Male aged 65	23.5	23.4	23.4	23.5	23.4	23.4	21.6	21.5	22.1
Female aged 65	24.2	24.2	24.1	24.2	24.2	24.1	23.1	23.1	23.7
Male aged 45	24.4	24.4	24.3	24.4	24.4	24.3	22.3	22.2	22.7

Female aged 45	25.1	25.1	25.1	25.1	25.1	25.1	24.0	23.9	24.5

1
The rate of increase for health care costs for the next year used to measure the expected cost of benefits covered for the principal post-retirement defined benefit plan is 3.13%. The rate is assumed to decrease gradually to 1.08% by the year 2040 and remain at that level thereafter (2020 – 3.26% grading to 1.06% by the year 2040 and remain at that level thereafter).

2
Includes CT defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension and post-retirement benefit plans, and supplemental employee defined benefit pension plans.

3	Includes a gain of $33 million related to the TD Auto Finance post-retirement benefit plan that was amended during fiscal 2019.

The Bank recognized the following amounts on the Consolidated Balance Sheet.

Amounts Recognized in the Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	October 31 2021	October 31 2020	October 31 2019
Other assets
Principal defined benefit pension plans	$554	$–	$–
Other defined benefit pension and post-retirement benefit plans	79	3	6

Other employee benefit plans 1	4	6	7

Total	637	9	13
Other liabilities
Principal defined benefit pension plans	–	1,428	741
Principal post-retirement defined benefit plan	466	506	620
Other defined benefit pension and post-retirement benefit plans	815	938	1,008

Other employee benefit plans 1	311	430	412

Total	1,592	3,302	2,781
Net amount recognized	$(955)	$(3,293)	$(2,768)
1	Consists of other pension and other post-retirement benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.
The following table summarizes the remeasurements recognized in OCI for the Bank’s principal p
e
nsion and post-retirement defined benefit plans and the Bank’s other pension and post-retirement benefit plans.

Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans 1,2
(millions of Canadian dollars)	Principal pension plans			Principal post-retirement benefit plan			Other pension and post-retirement benefit plans
	For the years ended October 31
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Remeasurement gains (losses) – financial	$1,460	$(617)	$(1,565)	$45	$101	$(92)	$86	$(128)	$(430)
Remeasurement gains (losses) – demographic	–	–	–	–	44	26	(5)	80	(2)
Remeasurement gains (losses) – experience	(137)	(56)	(83)	1	(9)	–	1	(9)	(6)

Remeasurement gains (losses) – return on plan assets less interest	742	15	775	–	–	–	108	93	207
Total	$2,065	$(658)	$(873)	$46	$136	$(66)	$190	$36	$(231)
1	Amounts are presented on a pre-tax basis.
2
Excludes net remeasurement gains (losses) recognized in OCI in respect of other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes totaling $121 million (2020 – $
(
44
)
million); 2019 – $
(
75
)
million).

(f)
CASH FLOWS
During the year ended October 31, 2022, the Bank expects to contribute $465 million to its principal defined benefit pension plans, $20 million to its principal post-retirement defined benefit plan, and $40 million to its other defined benefit pension and post-retirement benefit plans. Future contribution amounts may change upon the Bank’s review of its contribution levels during the year.
The following table summarizes the expected future benefit payments for the next 10 years.

Expected Future Benefit Payments
(millions of Canadian dollars)	Principal pension plans	Principal post-retirement benefit plan	Other pension and post-retirement benefit plans
Benefit payments expected to be paid in:
2022	$410	$20	$144
2023	433	21	145
2024	453	22	148
2025	472	23	150
2026	490	24	150
2027-2031	2,672	131	750
Total	$4,930	$241	$1,487
(g)
MATURITY PROFILE
The breakdown of the projected benefit obligations between active, deferred, and retired members is as follows:

Disaggregation of Projected Benefit Obligation
(millions of Canadian dollars)	Principal pension plans			Principal post-retirement benefit plan			Other pension and post-retirement benefit plans
	As at October 31
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Active members	$6,048	$6,812	$5,925	$191	$209	$318	$375	$503	$494
Deferred members	596	650	577	–	–	–	497	579	588
Retired members	2,144	2,206	2,056	275	297	302	1,819	1,885	1,866
Total	$8,788	$9,668	$8,558	$466	$506	$620	$2,691	$2,967	$2,948
The weighted-average duration of the projected benefit obligations is as follows:

Duration of Projected Benefit Obligation
(number of years)	Principal pension plans			Principal post-retirement benefit plan			Other pension and post-retirement benefit plan s
	As at October 31
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Weighted-average duration	15	16	16	14	15	18	12	13	13
(h)
SENSITIVITY ANALYSIS
The following table provides the sensitivity of the projected benefit obligation for the Bank’s principal defined benefit pension plans, the principal post-retirement defined benefit plan, and the Bank’s significant other defined benefit pension and post-retirement benefit plans to actuarial assumptions considered significant by the Bank. These include discount rate, rates of compensation increase, life expectancy, and health care cost initial trend rates, as applicable. The sensitivity analysis provided in the table should be used with caution, as it is hypothetical and the impact of changes in each significant assumption may not be linear. For each sensitivity test, the impact of a reasonably possible change in a single factor is shown with other assumptions left unchanged. Actual experience may result in simultaneous changes in a number of key assumptions, which could magnify or diminish certain sensitivities.

Sensitivity of Significant Defined Benefit Plan Actuarial Assumptions
(millions of Canadian dollars, except as noted)	As at
	October 31, 2021
	Obligation Increase (Decrease)
	Principal pension plans	Principal post- retirement benefit plan		Other pension and post- retirement benefit plans
Impact of an absolute change in significant actuarial assumptions
Discount rate
1% decrease in assumption	$1,467	$69		$352
1% increase in assumption	(1,136)	(56)		(292)
Rates of compensation increase
1% decrease in assumption	(287)	–	1	–	1
1% increase in assumption	276	–	1	–	1
Life expectancy
1 year decrease in assumption	(176)	(14)		(89)
1 year increase in assumption	173	14		89
Health care cost initial trend rate
1% decrease in assumption	n/a	(11)		n/a
1% increase in assumption	n/a	13		n/a
1	An absolute change in this assumption is immaterial.